Cover	Mar. 30, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K filed by FaZe Holdings, Inc. (the “Company”) with the Securities and Exchange Commission on March 31, 2023 (the “Original 8-K”). Amendment No. 1 replaces the incorrect exhibit 99.2 (“Letter to Shareholders issued by FaZe Holdings Inc., dated March 30, 2023.”) with the correct version of the shareholder letter issued by the Company. Amendment No. 1 also furnishes a copy of the
Document Period End Date	Mar. 30, 2023
Entity File Number	001-40083
Entity Registrant Name	FAZE HOLDINGS INC.
Entity Central Index Key	0001839360
Entity Tax Identification Number	84-2081659
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	720 N. Cahuenga Blvd.
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90038
City Area Code	818
Local Phone Number	688-6373
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	FAZE
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock
Trading Symbol	FAZEW
Security Exchange Name	NASDAQ